AAAMCO ULTRASHORT FINANCING FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Percentage of Net Assets	Principal Amount/ Shares	Value
INVESTMENT COMPANIES	0.5%
Northern Institutional Treasury Portfolio, Premier Class, 0.01%*		2,388,413	$2,388,413
TOTAL INVESTMENT COMPANIES (Cost $2,388,413)			2,388,413
REPURCHASE AGREEMENTS	99.6%
Amherst Pierpont, 0.45%, Tri-Party Agreement dated 09/28/21 to be repurchased at $10,000,875 on 10/05/21. (Collateralized by U.S. Government Agency & Mortgage-Backed Security, VRN, with a value of $10,229,184, due at 03/25/28 - 10/01/51)		10,000,000	10,000,000
Amherst Pierpont, 0.75%, Open repurchase agreement which the Fund can initiate closure at any time. (Collateralized by SBA Loans, with a value of $22,535,080, due at 08/15/46 - 10/15/46 and cash equivalents of $2,469,261)		22,937,996	22,937,996
BCM High Income Fund, L.P., 0.65%, Open repurchase agreement which the Fund can initiate closure at any time. (Collateralized by SBA Pools, with a value of $2,105,630, due at 03/25/31 and cash equivalents of $433,518)		2,363,527	2,363,527
BCM High Income Fund, L.P., 1.00%, Open repurchase agreement which the Fund can initiate closure at any time. (Collateralized by SBA Loans, with a value of $2,141,550, due at 06/15/31 - 03/15/46 and cash equivalents of $300,000)		2,227,623	2,227,623
BMO Capital Markets, 0.70%, Open repurchase agreement which the Fund can initiate closure at any time. (Collateralized by SBA Loans, with a value of $74,039,754, due at 03/15/31 - 10/15/46 and cash equivalents of $5,254,313)		74,761,082	74,761,082
Brean Capital, 0.50%, Agreement dated 09/28/21 to be repurchased at $107,401,278 on 10/05/21. (Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $113,269,672, due at 09/25/37 - 08/20/71)		107,391,000	107,391,000
Capstead Mortgage, 0.18%, Agreement dated 09/27/21 to be repurchased at $20,658,723 on 10/05/21. (Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $21,554,042, due at 03/25/27 - 11/25/58)		20,658,000	20,658,000
JVB Financial, 1.15%, Agreement dated 09/17/21 to be repurchased at $5,587,670 on 10/20/21. (Collateralized by TMC Master Trust Series 2016-M3 Certificates 2.625% - 4.25%, with a value of $5,971,668, due at 07/01/51 - 09/01/51)(1),(2)		5,592,122	5,592,122
NMSI Inc., 1.15%, Agreement dated 09/07/21 to be repurchased at $60,612,593 on 10/06/21. (Collateralized by NMSI Master Trust Series 2018-N2 Certificates, 1.875% - 5.50%, with a value of $62,604,956, due at 03/01/36 - 07/01/51)(2)		60,556,494	60,556,494
Orchid Island, 0.14%, Agreement dated 09/30/21 to be repurchased at $99,397,706 on 10/07/21. (Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $103,852,558, due at 01/01/36 - 06/01/51)		99,395,000	99,395,000
Solomon Hess Opportunity Fund, 0.75%, Open repurchase agreement which the Fund can initiate closure at any time. (Collateralized by SBA Loans, with a value of $3,569,452, due 09/15/33 - 09/15/34, investment line of $704,199 and cash equivalents of $14,178)		3,632,221	3,632,221

AAAMCO ULTRASHORT FINANCING FUND
SCHEDULE OF INVESTMENTS (concluded)
September 30, 2021 (Unaudited)
	Percentage of Net Assets	Principal Amount/ Shares	Value
Stifel Nicolaus & Co., 0.10%, Agreement dated 09/29/21 to be repurchased at $30,000,571 on 10/06/21. (Collateralized by a U.S. Government Securities and Mortgage-Backed Securities, VRN with a value of $31,676,966, due at 06/25/29 - 10/25/49)		30,000,000	$30,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $439,515,065)			439,515,065
TOTAL INVESTMENTS (Cost $ 441,903,478)	100.1%		$441,903,478
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(401,310)
Net Assets	100.0%		$441,502,168

*	The rate presented is the 7-day effective yield in effect at September 30, 2021.
(1)	Illiquid security, maturity date is greater than 7 days. As of September 30, 2021, the value of this illiquid security amounted to approximately 1.2% of net assets.
(2)	The rates and maturity dates disclosed represent those of the underlying mortgage loans which are used to securitize the Trust Certificate referenced within.

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.1%
Banks	1.1%
Citigroup, Inc.		7,800	$547,404
Capital Goods	3.2%
Cummins, Inc.		7,050	1,583,148
Consumer Durables & Apparel	0.9%
NIKE, Inc., Class B		3,000	435,690
Consumer Services	0.5%
McDonald's Corp.		1,000	241,110
Diversified Financials	4.2%
BlackRock, Inc.		500	419,330
CME Group, Inc.		1,000	193,380
Goldman Sachs Group (The), Inc.		3,000	1,134,090
Morgan Stanley		3,500	340,585
			2,087,385
Energy	3.1%
ConocoPhillips		10,000	677,700
EOG Resources, Inc.		10,800	866,916
			1,544,616
Food & Staples Retailing	4.0%
Costco Wholesale Corp.		4,400	1,977,140
Health Care Equipment & Services	7.9%
HCA Healthcare, Inc.		5,800	1,407,776
Humana, Inc.		1,500	583,725
UnitedHealth Group, Inc.		4,892	1,911,500
			3,903,001
Household & Personal Products	2.5%
Procter & Gamble (The) Co.		8,900	1,244,220
Insurance	6.1%
Aflac, Inc.		30,150	1,571,720
Progressive (The) Corp.		15,700	1,419,123
			2,990,843
Materials	2.7%
Air Products and Chemicals, Inc.		650	166,472
Freeport-McMoRan, Inc.		10,000	325,300
LyondellBasell Industries N.V., Class A		6,753	633,769
Newmont Corp.		3,500	190,050
			1,315,591
Media	3.7%
Comcast Corp., Class A		29,400	1,644,342
Fox Corp., Class A		5,000	200,550
			1,844,892
Pharmaceuticals & Biotechnology	4.4%
AbbVie, Inc.		15,000	1,618,050
Bristol-Myers Squibb Co.		9,700	573,949
			2,191,999
Real Estate	2.7%
American Tower Corp.		2,000	530,820

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2021 (Unaudited)
	Percentage of Net Assets	Shares	Value
Simon Property Group, Inc.		6,137	$797,626
			1,328,446
Retailing	11.0%
Best Buy Co., Inc.		9,000	951,390
Home Depot (The), Inc.		6,176	2,027,334
Lowe's Cos., Inc.		4,300	872,298
Target Corp.		6,950	1,589,951
			5,440,973
Semiconductors & Semiconductor	8.4%
Broadcom, Inc.		3,950	1,915,473
KLA Corp.		3,000	1,003,530
NVIDIA Corp.		5,400	1,118,664
Texas Instruments, Inc.		400	76,884
			4,114,551
Software & Services	19.9%
Accenture PLC, Class A		6,700	2,143,464
Alphabet, Inc., Class A(a)		770	2,058,610
Intuit, Inc.		3,950	2,131,065
Mastercard, Inc., Class A		4,200	1,460,256
Microsoft Corp.		7,050	1,987,536
			9,780,931
Technology Hardware & Equipment	4.0%
Apple, Inc.		13,900	1,966,850
Telecommunication Services	1.2%
Verizon Communications, Inc.		11,000	594,110
Transportation	3.1%
CSX Corp.		42,000	1,249,080
FedEx Corp.		1,200	263,148
			1,512,228
Utilities	1.5%
NextEra Energy, Inc.		9,200	722,384
TOTAL COMMON STOCKS (Cost $28,840,480)			47,367,512

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (concluded)
September 30, 2021 (Unaudited)
	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	4.0%
Northern Institutional Treasury Portfolio, Premier Class, 0.01%*		1,949,411	$1,949,411
TOTAL INVESTMENT COMPANIES (Cost $1,949,411)			1,949,411
TOTAL INVESTMENTS (Cost $ 30,789,891)	100.1%		$49,316,923
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(53,198)
Net Assets	100.0%		$49,263,725

*	The rate presented is the 7-day effective yield in effect at September 30, 2021.
(a)	Non-income producing security.